Share Based Payment (Details) - Schedule of amount and exercise price and the movements of the stock options of executives and managers - 9 months ended Mar. 31, 2023	USD ($) shares	€ / shares
Group 1 [Member]
Share Based Payment (Details) - Schedule of amount and exercise price and the movements of the stock options of executives and managers [Line Items]
Number of options, At the beginning	909,000
Exercise price, At the beginning (in Euro per share) | € / shares		€ 0.74
Number of options, Granted during the period
Exercise price, Granted during the period (in Euro per share) | € / shares
Number of options, Annulled during the period
Exercise price, Annulled during the period (in Euro per share) | € / shares
Number of options, Exercised during the period
Exercise price, Exercised during the period (in Euro per share) | € / shares
Number of options, Expired during the period
Exercise price, Expired during the period (in Euro per share) | € / shares
Number of options, At the ending	909,000
Exercise price, At the ending (in Euro per share) | € / shares		€ 0.74
Group 2 [Member]
Share Based Payment (Details) - Schedule of amount and exercise price and the movements of the stock options of executives and managers [Line Items]
Number of options, At the beginning	544,000
Exercise price, At the beginning	Higher of $ 1.00; and 80% of valuation of a share achieved at the next equity funding
Number of options, Granted during the period
Granted during the period (in Dollars) | $
Number of options, Annulled during the period
Annulled during the period (in Dollars) | $
Number of options, Exercised during the period
Exercised during the period
Number of options, Expired during the period
Expired during the period (in Dollars) | $
Number of options, At the ending	544,000
Exercise price, At the ending	Higher of $ 1.00; and 80% of valuation of a share achieved at the next equity funding